INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS
INVESTMENTS

5.INVESTMENTS

As of December 31, 2017, the Company’s held-to-maturity investments consisted of fixed income products and wealth management product that have stated maturity within one year. The Company measured the held-to maturity investments at amortized cost which approximate to its fair value, with no gross unrecognized holding gain or loss.

As of December 31, 2017, majority of the Company’s available-for-sale investments consisted of investments in debt securities. The Company measured the available-for-sale investments at fair value, with changes in fair value deferred in other comprehensive income. Changes in fair value of the available-for-sale investments, net of tax, for the year ended December 31, 2016 and 2017 were nil and RMB411, respectively, recorded in other comprehensive income. No other-than-temporary impairment recognized during the year of 2016 and 2017.

Interest income of investments of RMB7,593 and RMB72,649 were recognized in the consolidated statements of operations for the years ended December 31, 2016 and 2017, respectively.

The following table presents additional information about cost and fair value of available-for-sale investments as of December 31, 2016 and 2017:

	December 31, 2016
	Cost	Gross unrecognized holding gains / (losses)	Unrealized gain in accumulated other comprehensive income	Impact of exchange rate	Fair value
Available-for-sale investments:
Debt securities	1,158,000	—	—	—	1,158,000

	December 31, 2017
	Cost	Gross unrecognized holding gains / (losses)	Unrealized gain in accumulated other comprehensive income	Impact of exchange rate	Fair value
Available-for-sale investments:
Debt securities	963,660	—	(411)	4	963,253